Segment Information - Summary of Geographical Information (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non current assets	$ 23,738,264,297	$ 19,403,564,534
Argentina [member]
Disclosure of geographical areas [line items]
Non current assets	19,620,044,082	15,920,964,729
Paraguay [member]
Disclosure of geographical areas [line items]
Non current assets	$ 4,118,220,215	$ 3,482,599,805